Derivative Financial Instruments - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Amortized Cost	$ 78,849	$ 84,056
Fair value hedges | Available-for-sale Securities
Derivative [Line Items]
Amortized Cost	$ 62,200	$ 46,200